UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

FORM N-Q

JANUARY 31, 2008

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)	January 31, 2008

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 56.2%
Australia - 2.4%
540,000	AUD	Australia Government, Bonds, 4.000% due 8/20/20 (a)	$751,742

Canada - 2.7%
612,085	CAD	Government of Canada, Bonds, 4.000% due 12/1/31 (a)	842,396

France - 20.0%
875,482	EUR	French Treasury Note, 1.250% due 7/25/10 (a)	1,296,622
		Government of France:
110,000	EUR	5.750% due 10/25/32 (a)	192,685
72,215	EUR	1.800% due 7/25/40 (a)	99,662
		Bonds:
1,010,154	EUR	3.000% due 7/25/12 (a)	1,598,131
160,000	EUR	3.750% due 4/25/17 (a)	232,705
545,697	EUR	3.150% due 7/25/32 (a)	969,428
811,153	EUR	Bonds, Series OATi, 3.000% due 7/25/09	1,229,492
1,460,000	EUR	Strip Principal (STRIPS), zero coupon bond to yield 3.889% due 10/25/32 (a)	706,171

		Total France	6,324,896

Germany - 3.7%
		Bundesrepublik Deutschland:
576,101	EUR	1.500% due 4/15/16 (a)	841,877
210,000	EUR	4.000% due 7/4/16 (a)	314,538

		Total Germany	1,156,415

Japan - 3.9%
131,524,000	JPY	Government of Japan CPI Linked Bond, 1.100% due 9/10/16 (a)	1,239,547

Sweden - 2.9%
3,810,000	SEK	Government of Sweden, Bonds, 3.500% due 12/1/28 (a)	914,079

United Kingdom - 20.6%
77,681	GBP	United Kingdom Gilt, 0.750% due 11/22/47 (a)	160,079
		United Kingdom Treasury Gilt:
130,000	GBP	2.500% due 8/16/13	631,933
607,389	GBP	1.250% due 11/22/55 (a)	1,542,487
		Bonds:
50,000	GBP	2.500% due 5/20/09 (a)	264,841
100,000	GBP	2.500% due 8/23/11 (a)	571,917
275,000	GBP	2.500% due 4/16/20 (a)	1,562,646
342,000	GBP	4.125% due 7/22/30 (a)	1,722,557
28,000	GBP	4.250% due 6/7/32 (a)	54,436

		Total United Kingdom	6,510,896

		TOTAL SOVEREIGN BONDS (Cost - $16,177,830)	17,739,971

CORPORATE BONDS & NOTES - 3.6%
Capital Markets - 0.4%
150,000		Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (a)(b)	125,597

Commercial Banks - 0.7%
100,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)	92,653
100,000	EUR	Unicredito Italiano Capital Trust III, 4.028% due 10/27/15 (a)(c)(d)	125,466

		Total Commercial Banks	218,119

Diversified Financial Services - 1.1%
100,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16 (a)(c)(d)	126,939

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT†		SECURITY	VALUE
Diversified Financial Services - 1.1% (continued)
100,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (a)(c)(d)	$126,192
50,000	GBP	Network Rail Infrastructure Finance PLC, Medium-Term Notes, 1.375% due 11/22/37 (a)	109,834

		Total Diversified Financial Services	362,965

Diversified Telecommunication Services - 0.3%
50,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18 (a)	91,128

Insurance - 0.9%
200,000	EUR	ELM BV, 5.252% due 5/29/16 (a)(c)(d)	268,282

Thrifts & Mortgage Finance - 0.2%
		Countrywide Financial Corp.:
70,000		6.250% due 5/15/16 (a)	58,414
20,000		Medium-Term Notes, 5.800% due 6/7/12 (a)	17,813

		Total Thrifts & Mortgage Finance	76,227

		TOTAL CORPORATE BONDS & NOTES (Cost - $1,194,578)	1,142,318

U.S. GOVERNMENT OBLIGATIONS - 1.8%
U.S. Government Obligations - 1.8%
390,000		U.S. Treasury Bonds, 6.250% due 8/15/23 (a)	479,243
160,000		U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.530% due 11/15/21 (a)	87,326

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $509,382)	566,569

U.S. TREASURY INFLATION PROTECTED SECURITIES - 28.9%
		U.S. Treasury Bonds, Inflation Indexed:
3,097,135		3.000% due 7/15/12 (a)	3,430,804
1,666,626		2.375% due 1/15/25 (e)	1,838,107
328,209		2.000% due 1/15/26 (a)	344,235
187,562		2.375% due 1/15/27 (a)	208,809
409,043		3.875% due 4/15/29 (a)	568,379
		U.S. Treasury Notes, Inflation Indexed:
999,430		3.875% due 1/15/09 (e)	1,034,567
1,275,603		0.875% due 4/15/10 (a)	1,291,051
278,629		2.000% due 1/15/14 (a)	297,218
121,056		1.625% due 1/15/15 (a)	125,917

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $8,555,444)	9,139,087

CONTRACTS
PURCHASED OPTIONS - 0.6%
29,000		U.S. Treasury Bonds 10 Year Futures, Call @ $118.00, expires 2/08	16,313
14,000		U.S. Treasury Notes 10 Year Futures, Put @ $114.00, epires 2/08	2,188
52,500		Eurodollar Futures, Call @ $95.75, expires 3/08	70,612
35,000		Eurodollar Futures, Call @ $97.00, expires 3/08	13,650
60,000		Eurodollar Futures, Call @ $97.00, expires 6/08	35,250
42,500		Eurodollar Futures, Put @ $94.00, expires 12/08	106
57,500		Eurodollar Futures, Call @ $96.75, expires 3/09	44,275

		TOTAL PURCHASED OPTIONS (Cost - $80,888)	182,394

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $26,518,122)	$28,770,339

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 11.0%
Repurchase Agreement - 11.0%
$ 3,463,000	Morgan Stanley tri-party repurchase agreement dated 1/31/08, 2.800% due 2/1/08; Proceeds at maturity - $3,463,269; (Fully collateralized by U.S. government agency obligation, 0.000% due 7/15/20; Market value - $3,552,117) (Cost - $3,463,000)	$3,463,000

	TOTAL INVESTMENTS - 102.1% (Cost - $29,981,122#)	32,233,339
	Liabilities in Excess of Other Assets - (2.1)%	(674,724)

	TOTAL NET ASSETS - 100.0%	$31,558,615

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, written options, and foreign currency contracts.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CPI	— Consumer Price Index
EUR	— Euro
GBP	— Great British Pound
JPY	— Japanese Yen
OATi	— Obligations Assimilables du Trésor indexées sur Inflation
SEK	— Swedish Krona
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
23	Eurodollars Futures, Call	3/16/09	$97.00	$35,075
	(Premiums received - $10,235)

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Inflation Management Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over the counter market, and are valued at the mean between the last quoted bid and the asked price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio, to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,327,713
Gross unrealized depreciation	(75,496)

Net unrealized appreciation	$2,252,217

During the period ended January 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding October 31, 2007	—	—
Options written	63	$26,691
Options closed	(40)	(16,456)
Options expired	—	—

Options written, outstanding January 31, 2008	23	$10,235

At January 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euribor	5	2/08	$2,708	$2,782	$74
Euribor	9	3/08	3,539	11,686	8,147
Euribor	25	3/08	13,171	21,890	8,719
Libor	10	3/08	1,562	1,865	303
Libor	13	3/08	3,485	8,406	4,921
Libor	23	3/08	7,881	15,729	7,848
Libor	25	3/08	7,547	28,288	20,741
Euribor	17	6/08	7,379	12,929	5,550
Libor	10	6/08	816	1,119	303
Libor	13	6/08	16,939	38,795	21,856
Libor	14	6/08	2,708	7,659	4,951
Libor	17	6/08	4,346	14,586	10,240
Libor	12	9/08	6,201	17,756	11,555
Euribor	26	12/08	19,003	50,161	31,158
Euribor	43	12/08	19,463	57,432	37,969
Euro	1	12/08	239,380	243,588	4,208
Libor	25	12/08	14,473	19,894	5,421
Libor	73	3/09	4,649	24,508	19,859
Libor	35	6/09	15,040	23,500	8,460

					$212,283

Contracts to Sell:
Euro	13	3/08	$3,150,485	$3,155,588	$(5,103)
Federal Republic of Germany 10 Year Bonds	9	3/08	1,534,930	1,558,564	(23,634)
Japanese Government Bond 10 Year	1	3/08	1,285,546	1,290,337	(4,791)
Libor	10	3/08	552	870	(318)
U.S. Treasury Bonds	1	3/08	116,987	119,312	(2,325)
Euribor	43	12/08	10,051	38,288	(28,237)
Libor	5	12/08	1,184,637	1,185,493	(856)
Libor	36	3/09	8,543,803	8,541,816	1,987
Libor	39	3/09	3,608	7,759	(4,151)
Libor	35	6/09	6,720	13,927	(7,207)

					$(74,635)

Net Unrealized Gain on Open Futures Contracts					$137,648

At January 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	280,000	$250,729	2/12/08	$7,857
Australian Dollar	632,619	566,487	2/12/08	6,303
Canadian Dollar	70,000	69,820	2/12/08	(5,703)
Canadian Dollar	130,000	129,665	2/12/08	(1,678)
Canadian Dollar	97,983	97,731	2/12/08	1,719
Canadian Dollar	108,804	108,560	2/12/08	(62)
Euro	70,000	103,850	2/12/08	4,440
Euro	352,152	522,443	2/12/08	21,665
Euro	196,883	292,091	2/12/08	2,091
Euro	117,366	174,121	2/12/08	4,121
Euro	100,000	148,357	2/12/08	962
Euro	167,633	248,697	2/12/08	1,152
Euro	184,978	274,428	2/12/08	873
Euro	155,000	229,953	2/12/08	1,096
Euro	90,945	134,923	2/12/08	629
Great British Pound	210,000	417,494	2/12/08	(9,666)
Great British Pound	150,000	298,210	2/12/08	(16,367)
Great British Pound	142,366	283,034	2/12/08	(6,965)
Great British Pound	151,217	300,630	2/12/08	2,630
Great British Pound	220,000	437,375	2/12/08	5,810
Great British Pound	211,715	420,904	2/12/08	544
Japanese Yen	36,510,560	342,297	2/12/08	19,922
Japanese Yen	74,342,827	696,986	2/12/08	38,840
Japanese Yen	30,370,000	284,727	2/12/08	15,179
Japanese Yen	25,033,200	234,693	2/12/08	4,693
Japanese Yen	21,450,000	201,100	2/12/08	10,229
Japanese Yen	18,180,000	170,442	2/12/08	(325)
Norwegian Krone	1,490,000	274,835	2/12/08	(1,149)
Swedish Krona	2,395,096	375,494	2/12/08	4,793
Swedish Krona	1,563,082	245,054	2/12/08	955
Euro	549,036	812,219	5/7/08	4,038
Great British Pound	25,000	49,428	5/7/08	35
Great British Pound	361,217	714,183	5/7/08	526
Japanese Yen	36,510,560	344,141	5/7/08	168
Japanese Yen	100,605,683	948,290	5/7/08	(819)
Japanese Yen	14,307,500	134,859	5/7/08	1,244
Norwegian Krone	1,490,000	273,191	5/7/08	(884)
Swedish Krona	2,395,096	374,314	5/7/08	1,652

				$120,548

Contracts to Sell:
Australian Dollar	912,619	$817,217	2/12/08	$(9,595)
Canadian Dollar	406,823	405,777	2/12/08	12,807
Euro	100,000	148,357	2/12/08	(6,141)
Euro	187,083	277,551	2/12/08	(8,004)
Euro	186,029	275,987	2/12/08	(3)
Euro	185,000	274,461	2/12/08	(1,482)
Euro	225,000	333,804	2/12/08	(5,048)
Euro	549,036	814,535	2/12/08	$(4,323)
Great British Pound	464,081	922,626	2/12/08	19,017
Great British Pound	50,000	99,403	2/12/08	2,510
Great British Pound	25,000	49,701	2/12/08	(44)
Great British Pound	110,000	218,687	2/12/08	(4,190)
Great British Pound	50,000	99,403	2/12/08	(1,640)
Great British Pound	25,000	49,701	2/12/08	(51)
Great British Pound	361,217	718,125	2/12/08	(747)
Japanese Yen	18,180,000	170,442	2/12/08	(9,452)
Japanese Yen	16,062,500	150,590	2/12/08	(3,195)
Japanese Yen	20,220,344	189,571	2/12/08	(3,547)
Japanese Yen	36,510,560	342,297	2/12/08	(278)
Japanese Yen	100,605,683	943,208	2/12/08	488
Japanese Yen	14,307,500	134,137	2/12/08	157
Norwegian Krone	1,490,000	274,835	2/12/08	(1,280)
Swedish Krona	1,563,082	245,054	2/12/08	(3,017)
Swedish Krona	2,395,096	375,494	2/12/08	(1,844)
Australian Dollar	632,619	560,882	5/7/08	(5,886)
Canadian Dollar	108,840	108,361	5/7/08	55
Euro	167,633	247,990	5/7/08	(1,097)
Euro	155,000	229,299	5/7/08	(1,028)
Euro	184,458	272,879	5/7/08	1,196
Euro	91,697	135,653	5/7/08	(2,038)
Great British Pound	211,715	418,594	5/7/08	(393)
Japanese Yen	18,180,000	171,361	5/7/08	386
Swedish Krona	1,563,082	244,284	5/7/08	(834)

				$(38,541)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$82,007

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: March 27, 2008